UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison Mid-Cap Growth
Fund, Inc. (f/k/a Jennison
U.S. Emerging Growth
Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2007
(Registrant changed its fiscal
year end from October 31)

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of July 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS

Aerospace & Defense 0.5%
111,100	Spirit Aerosystems Holdings, Inc. (Class A)(a)	$4,032,930

Air Freight & Logistics 1.1%
386,300	UTI Worldwide, Inc.	9,707,719

Capital Markets 4.5%
345,200	Eaton Vance Corp.	14,450,072
139,200	Nuveen Investments, Inc. (Class A)(b)	8,510,688
124,200	T. Rowe Price Group, Inc.(b)	6,474,546
544,600	TD Ameritrade Holding Corp.(a)(b)	9,230,970

		38,666,276

Chemicals 4.8%
303,300	Ecolab, Inc.	12,771,963
133,700	Monsanto Co.	8,616,965
355,800	Nalco Holdings Co.	8,197,632
245,500	Sigma-Aldrich Corp.(b)	11,126,060

		40,712,620

Commercial Services & Supplies 7.0%
907,200	Allied Waste Industries, Inc.(a)(b)	11,675,664
89,500	Corporate Executive Board Co.	6,034,090
588,405	Iron Mountain, Inc.(a)(b)	15,763,370
261,415	Paychex, Inc.(b)	10,817,353
335,000	Stericycle, Inc.(a)	16,059,900

		60,350,377

Communications Equipment 1.9%
560,870	Comverse Technology, Inc.(a)	10,807,965
187,900	Juniper Networks, Inc.(a)(b)	5,629,484

		16,437,449

Computers & Peripherals 0.3%
176,000	QLogic Corp.(a)(b)	2,339,040

Consumer Finance 1.0%
112,875	Alliance Data Systems Corp.(a)	8,668,800

Diversified Consumer Services 1.3%
73,700	Apollo Group, Inc. (Class A)(a)(b)	4,356,407
141,700	Weight Watchers International, Inc.(b)	6,875,284

		11,231,691

Diversified Telecommunication Services 0.1%
46,300	Time Warner Telecom, Inc. (Class A)(a)(b)	905,165

Electrical Equipment 2.2%
485,650	Ametek, Inc.	18,950,063

Electronic Equipment & Instruments 2.4%
272,500	Amphenol Corp. (Class A)	9,335,850
112,100	Insight Enterprises, Inc.(a)	2,528,976
256,100	Tektronix, Inc.	8,412,885

		20,277,711

Energy Equipment & Services 6.6%
205,700	Cameron International Corp.(a)	16,044,600
144,500	FMC Technologies, Inc.(a)	13,224,640
78,500	Grant Prideco, Inc.(a)	4,403,850
194,400	Nabors Industries Ltd.(a)(b)	5,684,256
57,100	National-Oilwell Varco, Inc.(a)	6,858,281
293,900	Pride International, Inc.(a)	10,301,195

		56,516,822

Food Products 1.7%
572,700	ConAgra Foods, Inc.	14,517,945

Health Care Equipment & Supplies 3.5%
271,565	DENTSPLY International, Inc.	9,909,407
200,400	Resmed, Inc.(a)(b)	8,613,192
251,400	Respironics, Inc.(a)	11,501,550

		30,024,149

Health Care Providers & Services 8.7%
387,000	DaVita, Inc.(a)	20,487,780
204,100	Express Scripts, Inc. (a)(b)	10,231,533
165,100	Henry Schein, Inc.(a)	8,971,534
316,200	Omnicare, Inc.(b)	10,485,192
169,400	Patterson Cos., Inc.(a)	6,076,378
327,800	Quest Diagnostics, Inc.(b)	18,183,066

		74,435,483

Health Care Technology 0.8%
122,900	Cerner Corp.(a)(b)	6,497,723

Hotels, Restaurants & Leisure 2.7%
161,100	Hilton Hotels Corp.	7,122,231
324,500	Tim Hortons, Inc.(b)	10,017,315
188,600	YUM! Brands, Inc.	6,042,744

		23,182,290

Household Products 1.0%
143,300	Clorox Co. (The)	8,663,918

Insurance 1.9%
214,600	Axis Capital Holdings Ltd.(b)	7,908,010
281,900	W.R. Berkley Corp.	8,293,498

		16,201,508

Internet & Catalog Retail 0.7%
272,600	GSI Commerce, Inc.(a)(b)	6,068,076

Internet Software & Services 0.5%
51,500	Equinix, Inc.(a)(b)	4,475,865

IT Services 0.8%
177,310	CheckFree Corp.(a)(b)	6,532,100

Leisure Equipment & Products 0.5%
242,233	Activision, Inc.(a)	4,144,607

Life Sciences Tools & Services 1.3%
363,400	Applera Corp. - Applied Biosystems Group	11,345,348

Machinery 7.4%
180,200	Danaher Corp.(b)	13,457,336
230,100	Dover Corp.	11,735,100
371,400	IDEX Corp.	13,448,394
248,900	ITT Corp.	15,650,832
155,900	Roper Industries, Inc.	9,350,882

		63,642,544

Media 1.6%
196,625	Entravision Communications Corp. (Class A)(a)(b)	1,840,410
536,300	Regal Entertainment Group (Class A)(b)	11,471,457

		13,311,867

Metals & Mining 1.2%
414,200	Goldcorp, Inc.	10,524,822

Oil, Gas & Consumable Fuels 4.1%
69,100	Noble Energy, Inc.	4,224,774
375,900	Southwestern Energy Co.(a)(b)	15,272,817
278,600	XTO Energy, Inc.	15,192,058

		34,689,649

Pharmaceuticals 1.0%
254,200	Endo Pharmaceuticals Holdings, Inc.(a)	8,645,342

Semiconductors & Semiconductor Equipment 5.7%
333,095	Broadcom Corp. (Class A)(a)	10,928,847
852,100	Integrated Device Technology, Inc.(a)	13,863,667
111,300	KLA-Tencor Corp.(b)	6,320,727
552,400	Marvell Technology Group Ltd.(a)	9,943,200
160,200	NVIDIA Corp.(a)	7,330,752

		48,387,193

Software 8.3%
351,776	Adobe Systems, Inc.(a)	14,173,055
347,700	Amdocs Ltd.(a)	12,583,263
127,900	Autodesk, Inc.(a)	5,419,123
739,915	BEA Systems, Inc.(a)	9,160,148
382,800	Check Point Software Technologies Ltd.(a)	9,325,008
326,170	Citrix Systems, Inc.(a)	11,797,569
176,700	Electronic Arts, Inc.(a)	8,594,688

		71,052,854

Specialty Retail 1.7%
242,635	Ross Stores, Inc.	7,019,431
393,020	Urban Outfitters, Inc.(a)(b)	7,883,981

		14,903,412

Textiles, Apparel & Luxury Goods 0.7%
113,100	Phillips-Van Heusen Corp.	5,887,986

Trading Companies & Distributors 0.8%
160,600	Fastenal Co.(b)	7,238,242

Wireless Telecommunication Services 8.1%
481,900	American Tower Corp. (Class A)(a)	20,075,954
149,700	Clearwire Corp. (Class A)(a)(b)	4,270,941
353,650	Crown Castle International Corp.(b)	12,819,812
380,090	NII Holdings, Inc.(a)(b)	31,935,161

		69,101,868

	Total long-term investments (cost $679,540,920)	842,271,454

SHORT-TERM INVESTMENT 28.0%
Affiliated Money Market Mutual Fund
239,956,869	Dryden Core Investment Fund-Taxable Money Market Series (cost $239,956,869; includes $217,269,595 of cash collateral received for securities on loan)(c)(d)	239,956,869

	Total Investments 126.4% (cost $919,497,789)(e)	1,082,228,323
	Liabilities in excess of other assets (26.4%)	(226,082,163)

	Net Assets 100.0%	$856,146,160

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $207,862,463; cash collateral of $217,269,595 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$924,003,828	$168,120,889	$(9,896,394)	$158,224,495

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.